Financial instruments - disclosures - Schedule of Balance Sheet Exposure Credit Risk under Different Basel Approaches (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	$ 48,064
Securities	254,345	$ 211,348	[1]
Cash collateral on securities borrowed	17,028	14,651	[1]
Securities purchased under resale agreements	83,721	80,184	[1]
Loans	562,203
Allowance for credit losses	(3,917)	(3,902)	[1]
Derivative instruments	36,435	33,243	[1]
Customers' liability under acceptances	6	10,816	[1]
Other assets	44,100
Total credit exposures	1,041,985	975,690	[1]
Subject to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	48,064
Securities	153,125
Cash collateral on securities borrowed	17,028
Securities purchased under resale agreements	58,744
Loans	559,689
Allowance for credit losses	(3,917)
Derivative instruments	36,435
Customers' liability under acceptances	6
Other assets	30,578
Total credit exposures	899,752	893,940
Subject to credit risk [member] | IRB approach [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	42,869
Securities	144,993
Cash collateral on securities borrowed	15,934
Securities purchased under resale agreements	56,853
Loans	524,427
Allowance for credit losses	(3,607)
Derivative instruments	36,435
Customers' liability under acceptances	6
Other assets	21,733
Total credit exposures	839,643	774,042
Subject to credit risk [member] | Standardized approach [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	2,941
Securities	5,156
Cash collateral on securities borrowed	1,094
Loans	15,477
Allowance for credit losses	(310)
Other assets	135
Total credit exposures	24,493	90,815
Subject to credit risk [member] | Other credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	2,254
Loans	1,240
Other assets	8,613
Total credit exposures	12,107	10,915
Subject to credit risk [member] | Securitization Approach [Member]
Disclosure of detailed information about financial instruments [line items]
Securities	2,976
Securities purchased under resale agreements	1,891
Loans	18,545
Other assets	97
Total credit exposures	23,509	18,168
Not subject to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Securities	101,220
Securities purchased under resale agreements	24,977
Loans	2,514
Other assets	13,522
Total credit exposures	$ 142,233	$ 81,750

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.